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                                                   Francine J. Rosenberger
                                                   202.778.9187
                                                   Fax:  202.778.9100
                                                   francine.rosenberger@kl.com
March 3, 2000


EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Series Trust
                    File Nos. 33-57986 and 811-7470
                  ---------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Statement of Additional Information used with respect to the above Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 24 ("PEA No. 24") to its Registration Statement on Form N-1A and that PEA No. 24 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                    Very truly yours,

                                    /s/ Francine J. Rosenberger

                                    Francine J. Rosenberger
Attachments

cc:  Donald H. Glassman
      Heritage Asset Management, Inc.